Bragg Capital Trust
1031 South Caldwell Street, Suite 200
Charlotte, NC 28203

October 3, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Bragg Capital Trust
File Nos. 333-85850 and 811-21073
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of Bragg Capital Trust (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 25 to the Company’s Registration Statement on Form N-1A filed by the Company on September 28, 2016, which became effective October 1, 2016. This is the most recent amendment to such Registration Statement.

2. The text of Post-Effective Amendment No. 25 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on September 28, 2016.

Very truly yours,

BRAGG CAPITAL TRUST

By: /s/ Steven Scruggs
Steven Scruggs
President